Accounting policies - Consolidated statement of cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Accounting Policies [Abstract]
Interest received	€ 109,840	€ 117,046	€ 101,029
Interest paid	€ 57,737	€ 61,091	€ 50,954